EATON VANCE CURRENCY INCOME ADVANTAGE FUND

EATON VANCE DIVERSIFIED CURRENCY INCOME FUND

EATON VANCE EMERGING MARKETS LOCAL INCOME FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN FUND

EATON VANCE GLOBAL MACRO ABSOLUTE RETURN ADVANTAGE FUND

EATON VANCE SHORT DURATION STRATEGIC INCOME FUND

Supplement to Statement of Additional Information dated March 1, 2014

The following replaces the table under “Share Ownership.” in “Management and Organization”:

Dollar Range of Equity Securities Owned by
Fund Name	Scott E. Eston(2)	Thomas E. Faust Jr.(1)	Allen R. Freedman(2)	Valerie A. Mosley(2) (4)	William H. Park(2)	Ronald A. Pearlman(2)	Helen Frame Peters(2)	Lynn A. Stout(2)	Harriett Tee Taggart(2)	Ralph F. Verni(2)
Currency Income Advantage Fund	None	None	None	None	None	None	None	None	None	None
Diversified Currency Income Fund	None	$10,001-$50,000	None	None	None	None	None	None	None	None
Emerging Markets Local Income Fund	None	None	None	None	None	None	None	None	None	None
Global Macro Absolute Return Fund	None	$50,001-$100,000	None	None	None	$50,001-$100,000	None	None	None	None
Global Macro Absolute Return Advantage Fund	None	None	None	None	None	None	None	None	None	None
Short Duration Strategic Income Fund	None	None	None	None	None	None	None	None	None	None
Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds	over $100,000(3)	over $100,000	over $100,000	None	over $100,000	over $100,000	over $100,000	over $100,000(3)	over $100,000	over $100,000

(1)

Interested Trustee.

(2)

Noninterested Trustees.

(3)

Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.

(4)

Ms. Mosley was appointed as a Trustee effective January 1, 2014.

March 12, 2014

EATON VANCE U.S. GOVERNMENT MONEY MARKET FUND
Supplement to Supplement to Statement of Additional Information dated March 1, 2014

The following replaces the table under “Share Ownership.” in “Management and Organization”:

Name of Trustee	Dollar Range of Equity Securities Owned in the Fund	Aggregate Dollar Range of Equity Securities Owned in Funds Overseen by Trustee in the Eaton Vance Family of Funds
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Scott E. Eston	None	over $100,000*
Allen R. Freedman	None	over $100,000
Valerie A. Mosley**	None	None
William H. Park	None	over $100,000
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	over $100,000	over $100,000
Lynn A. Stout	None	over $100,000*
Harriett Tee Taggart	None	over $100,000
Ralph F. Verni	None	over $100,000
* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan.
** Ms. Mosley was appointed as a Trustee effective January 1, 2014.

March 12, 2014